Regulatory Assets and Liabilities (Emera Maine ) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 CAD ($) km	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory Assets		$ 1,376		$ 1,322
Emera Maine [Member] | Maine Public Utilities Commission (MPUC) [Member] | Electric Distribution [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage			9.00%
Public Utilities, Approved Equity Capital Structure, Percentage			49.00%
Public Utilities, Approved Rate Increase (Decrease), Percentage			3.75%
Public Utilities, Approved Rate Increase (Decrease), Amount			$ 4
Bangor Hydro District [Member] | Federal Energy Regulatory Commission (FERC) [Member] | Electric Transmission [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage		10.57%	10.57%
Bangor Hydro District [Member] | Minimum [Member] | Federal Energy Regulatory Commission (FERC) [Member] | ISO-New England (ISO-NE) [Member] | Electric Transmission [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage		11.07%	11.07%
Bangor Hydro District [Member] | Maximum [Member] | Federal Energy Regulatory Commission (FERC) [Member] | ISO-New England (ISO-NE) [Member] | Electric Transmission [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage		11.74%	11.74%
Maine Public Service District [Member] | Federal Energy Regulatory Commission (FERC) [Member] | Electric Transmission [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage		9.60%	10.20%
Barbados Light & Power Company Limited [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage		10.00%	10.00%
Dominica Electricity Services Ltd. [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage		15.00%	15.00%
Grand Bahama Power Company Limited [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage	8.50%	8.80%	8.80%
Brunswick Pipeline [Member]
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km		145